Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Loans and advances, and Deposits [abstract]
Net loans and advances	¥ 85,129,070	¥ 95,273,845
Deposits	¥ 128,461,527	¥ 130,295,290